Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable [Abstract]
Summary of Accounts Receivable
	As of December 31,
	2024	2023
	US$	US$
Commission receivable from insurance brokerage	572	200
Receivable from hotel operations, hospitality and VIP services	1,484	111
Receivable from media and entertainment services	4,973	5,214
	7,029	5,525